Nuveen Dividend Value Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.3%
X
3,462,640,349 COMMON STOCKS - 99.3%
X 3,462,640,349
Aerospace & Defense - 1.7%
653,266 Raytheon Technologies Corp $ 60,890,924
Banks - 6.7%
2,533,955 Bank of America Corp 85,673,020
2,694,344 Huntington Bancshares Inc/OH 35,807,832
730,605 Truist Financial Corp 36,873,634
1,752,090 Wells Fargo & Co 76,864,188
Total Banks 235,218,674
Beverages - 2.4%
182,159 Constellation Brands Inc, Class A 44,867,583
1,042,169 Keurig Dr Pepper Inc 40,373,627
Total Beverages 85,241,210
Biotechnology - 3.8%
479,592 AbbVie Inc 68,826,248
1,039,950 Gilead Sciences Inc 62,137,012
Total Biotechnology 130,963,260
Building Products - 1.2%
796,725 Johnson Controls International plc 42,951,445
Capital Markets - 9.8%
138,834 Ameriprise Financial Inc 37,474,073
1,263,241 Charles Schwab Corp 87,226,791
275,475 LPL Financial Holdings Inc 57,827,712
1,090,004 Morgan Stanley 91,887,337
179,372 S&P Global Inc 67,610,688
Total Capital Markets 342,026,601
Chemicals - 3.4%
690,815 Corteva Inc 39,756,403
655,168 DuPont de Nemours Inc 40,115,937
298,254 PPG Industries Inc 38,561,260
Total Chemicals 118,433,600
Containers & Packaging - 1.2%
424,975 Crown Holdings Inc 43,211,458
Diversified Telecommunication Services - 2.0%
3,769,015 AT&T Inc 70,782,102
Electric Utilities - 5.4%
736,264 Alliant Energy Corp 44,860,566
447,621 American Electric Power Co Inc 44,117,526
865,953 NextEra Energy Inc 73,164,369
346,274 Xcel Energy Inc 25,340,331
Total Electric Utilities 187,482,792

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 3.8%
321,057 Eaton Corp PLC $ 47,641,648
172,938 Hubbell Inc 37,876,881
185,205 Rockwell Automation Inc 47,279,132
Total Electrical Equipment 132,797,661
Energy Equipment & Services - 0.5%
374,887 Helmerich & Payne Inc 17,357,268
Equity Real Estate Investment Trusts (REITs) - 9.0%
1,243,115 American Homes 4 Rent, Class A 47,089,196
327,730 Crown Castle International Corp 59,207,702
265,915 Extra Space Storage Inc 50,396,211
1,203,610 Kimco Realty Corp 26,611,817
1,188,475 Medical Properties Trust Inc 20,489,309
257,461 Mid-America Apartment Communities Inc 47,818,232
467,404 Prologis Inc 61,959,074
Total Equity Real Estate Investment Trusts (REITs) 313,571,541
Food & Staples Retailing - 1.2%
506,198 Sysco Corp 42,976,210
Health Care Equipment & Supplies - 1.8%
580,014 Abbott Laboratories 63,128,724
Health Care Providers & Services - 6.3%
603,979 Cardinal Health Inc 35,972,989
257,214 Cigna Corp 70,826,447
136,631 Elevance Health Inc 65,186,650
101,430 Humana Inc 48,889,260
Total Health Care Providers & Services 220,875,346
Hotels, Restaurants & Leisure - 4.6%
253,601 McDonald's Corp 66,790,896
595,744 Starbucks Corp 50,507,176
508,734 Travel + Leisure Co 21,931,523
326,274 Wyndham Hotels & Resorts Inc 22,646,678
Total Hotels, Restaurants & Leisure 161,876,273
Household Durables - 1.2%
547,717 DR Horton Inc 42,738,357
Insurance - 4.1%
321,603 Allstate Corp 37,617,903
765,051 American International Group Inc 39,606,690
149,152 Everest Re Group Ltd 38,980,875
152,248 Marsh & McLennan Cos Inc 24,962,582
Total Insurance 141,168,050
IT Services - 4.2%
694,244 Fidelity National Information Services Inc 70,923,967
351,863 Visa Inc, Class A 74,633,661
Total IT Services 145,557,628
Life Sciences Tools & Services - 1.9%
226,989 Danaher Corp 66,160,484

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
Shares Description (1) Value
Machinery - 3.8%
297,940 Dover Corp $ 39,828,619
203,282 Parker-Hannifin Corp 58,766,793
342,661 Westinghouse Air Brake Technologies Corp 32,028,524
Total Machinery 130,623,936
Multiline Retail - 1.6%
332,142 Target Corp 54,265,360
Oil, Gas & Consumable Fuels - 6.6%
661,214 ConocoPhillips 64,422,080
653,452 Devon Energy Corp 41,069,459
303,076 Pioneer Natural Resources Co 71,813,858
463,234 Valero Energy Corp 51,312,430
Total Oil, Gas & Consumable Fuels 228,617,827
Pharmaceuticals - 1.7%
869,561 AstraZeneca PLC, Sponsored ADR 57,591,025
Semiconductors & Semiconductor Equipment - 2.9%
305,769 Applied Materials Inc 32,405,399
88,350 Broadcom Inc 47,309,658
339,863 Micron Technology Inc 21,023,925
Total Semiconductors & Semiconductor Equipment 100,738,982
Software - 2.8%
1,406,621 NortonLifeLock Inc 34,504,413
793,144 Oracle Corp 61,738,329
Total Software 96,242,742
Specialty Retail - 1.5%
274,807 Advance Auto Parts Inc 53,208,131
Tobacco - 2.2%
781,706 Philip Morris International Inc 75,942,738
Total Long-Term Investments (cost $3,109,200,882) 3,462,640,349
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   0.4%
X 13,523,022 REPURCHASE AGREEMENTS - 0.4%
X 13,523,022
$ 13,523 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$13,523,529, collateralized $8,830,500, U.S. Treasury
Inflation Index Government Bonds, 2.500%, due 1/15/29,
value $13,793,519
0.450% 8/01/22 $ 13,523,022
Total Short-Term Investments (cost $13,523,022) 13,523,022
Total Investments (cost $ 3,122,723,904 ) - 99 .7% 3,476,163,371
Other Assets Less Liabilities -  0.3% 10,368,071
Net Assets - 100% $ 3,486,531,442

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,462,640,349 $ – $ – $ 3,462,640,349
Short-Term Investments:
Repurchase Agreements – 13,523,022 – 13,523,022
Total
$ 3,462,640,349 $ 13,523,022 $ – $ 3,476,163,371
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
S&P Standard & Poor's

Nuveen Large Cap Select Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
X 38,884,044 COMMON STOCKS - 99.9%
X 38,884,044
Aerospace & Defense - 2.1%
2,932 Curtiss-Wright Corp $ 420,566
4,237 Raytheon Technologies Corp 394,931
Total Aerospace & Defense 815,497
Banks - 2.8%
827 SVB Financial Group (2) 333,736
17,462 Wells Fargo & Co 766,058
Total Banks 1,099,794
Beverages - 2.3%
1,301 Constellation Brands Inc, Class A 320,449
5,682 Monster Beverage Corp (2) 566,041
Total Beverages 886,490
Biotechnology - 3.0%
4,716 AbbVie Inc 676,793
2,048 United Therapeutics Corp (2) 473,232
Total Biotechnology 1,150,025
Building Products - 0.9%
6,480 Johnson Controls International plc 349,337
Capital Markets - 9.3%
1,842 Ameriprise Financial Inc 497,193
12,824 Charles Schwab Corp 885,497
4,189 LPL Financial Holdings Inc 879,355
8,346 Morgan Stanley 703,568
1,684 S&P Global Inc 634,750
Total Capital Markets 3,600,363
Chemicals - 3.1%
16,859 Axalta Coating Systems Ltd (2) 425,184
6,933 Corteva Inc 398,994
6,545 DuPont de Nemours Inc 400,751
Total Chemicals 1,224,929
Communications Equipment - 1.3%
9,999 Ciena Corp (2) 515,948
Containers & Packaging - 2.0%
4,442 Crown Holdings Inc 451,662
5,565 Sealed Air Corp 340,133
Total Containers & Packaging 791,795
Diversified Telecommunication Services - 1.2%
25,817 AT&T Inc 484,843
Electric Utilities - 1.2%
5,541 NextEra Energy Inc 468,159

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 3.3%
2,769 Eaton Corp PLC $ 410,892
1,817 Hubbell Inc 397,959
1,886 Rockwell Automation Inc 481,458
Total Electrical Equipment 1,290,309
Energy Equipment & Services - 0.7%
5,971 Helmerich & Payne Inc 276,457
Equity Real Estate Investment Trusts (REITs) - 0.9%
7,956 Apartment Income REIT Corp 360,725
Food & Staples Retailing - 1.4%
10,785 Performance Food Group Co (2) 536,122
Health Care Equipment & Supplies - 1.2%
4,448 Abbott Laboratories 484,120
Health Care Providers & Services - 6.4%
5,615 Centene Corp (2) 522,027
2,077 Cigna Corp 571,923
1,074 Elevance Health Inc 512,405
1,124 Humana Inc 541,768
667 UnitedHealth Group Inc 361,741
Total Health Care Providers & Services 2,509,864
Hotels, Restaurants & Leisure - 4.7%
3,019 Expedia Group Inc (2) 320,165
2,294 McDonald's Corp 604,171
6,424 Starbucks Corp 544,626
8,298 Travel + Leisure Co 357,727
Total Hotels, Restaurants & Leisure 1,826,689
Household Durables - 1.2%
5,796 DR Horton Inc 452,262
Insurance - 0.9%
7,024 American International Group Inc 363,633
Interactive Media & Services - 4.1%
13,540 Alphabet Inc, Class C (2) 1,579,306
Internet & Direct Marketing Retail - 2.0%
5,640 Amazon.com Inc (2) 761,118
IT Services - 8.1%
3,824 Fidelity National Information Services Inc 390,660
7,040 Fiserv Inc (2) 743,987
2,588 Mastercard Inc, Class A 915,609
5,132 Visa Inc, Class A 1,088,548
Total IT Services 3,138,804
Life Sciences Tools & Services - 3.0%
2,298 Danaher Corp 669,798
2,085 IQVIA Holdings Inc (2) 500,963
Total Life Sciences Tools & Services 1,170,761

Shares Description (1) Value
Machinery - 2.0%
1,575 Parker-Hannifin Corp $ 455,317
3,489 Westinghouse Air Brake Technologies Corp 326,117
Total Machinery 781,434
Multiline Retail - 1.2%
2,934 Target Corp 479,357
Oil, Gas & Consumable Fuels - 3.7%
5,057 Antero Resources Corp (2) 200,459
2,396 ConocoPhillips 233,442
2,380 Diamondback Energy Inc 304,688
2,904 Pioneer Natural Resources Co 688,103
Total Oil, Gas & Consumable Fuels 1,426,692
Pharmaceuticals - 0.7%
4,123 AstraZeneca PLC, Sponsored ADR 273,066
Semiconductors & Semiconductor Equipment - 4.9%
3,066 Advanced Micro Devices Inc (2) 289,645
1,354 Broadcom Inc 725,040
902 Lam Research Corp 451,460
4,413 Marvell Technology Inc 245,716
3,133 Micron Technology Inc 193,807
Total Semiconductors & Semiconductor Equipment 1,905,668
Software - 12.6%
1,927 Crowdstrike Holdings Inc, Class A (2) 353,797
10,683 Microsoft Corp 2,999,144
7,188 Oracle Corp 559,514
2,990 Salesforce Inc (2) 550,220
992 ServiceNow Inc (2) 443,087
Total Software 4,905,762
Specialty Retail - 0.3%
886 Williams-Sonoma Inc 127,956
Technology Hardware, Storage & Peripherals - 4.0%
9,517 Apple Inc 1,546,608
Textiles, Apparel & Luxury Goods - 0.8%
35,957 Under Armour Inc, Class C (2) 297,005
Tobacco - 1.8%
7,186 Philip Morris International Inc 698,120

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 0.8%
2,386 WESCO International Inc (2) $ 305,026
Total Long-Term Investments (cost $34,166,949) 38,884,044
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   0.3%
X 137,812 REPURCHASE AGREEMENTS - 0.3%
X 137,812
$ 138 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price $137,818,
collateralized $90,000, U.S. Treasury Inflation Index
Government Bonds, 2.500%, due 1/15/29, value
$140,583
0.450% 8/01/22 $ 137,812
Total Short-Term Investments (cost $137,812) 137,812
Total Investments (cost $ 34,304,761 ) - 100 .2% 39,021,856
Other Assets Less Liabilities -  (0.3)% (90,354)
Net Assets - 100% $ 38,931,502
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 38,884,044 $ – $ – $ 38,884,044
Short-Term Investments:
Repurchase Agreements – 137,812 – 137,812
Total
$ 38,884,044 $ 137,812 $ – $ 39,021,856
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.1%
X 256,035,622 COMMON STOCKS - 99.1%
X 256,035,622
Aerospace & Defense - 4.2%
37,586 Axon Enterprise Inc (2) $ 4,141,602
25,771 HEICO Corp, Class A 3,290,441
13,724 L3Harris Technologies Inc 3,293,348
Total Aerospace & Defense 10,725,391
Auto Components - 1.1%
27,124 Aptiv PLC (2) 2,845,036
Banks - 0.9%
12,218 Signature Bank/New York NY 2,267,294
Beverages - 2.1%
53,230 Monster Beverage Corp (2) 5,302,773
Biotechnology - 5.6%
4,428 Argenx SE, ADR (2) 1,612,722
77,562 Horizon Therapeutics Plc (2) 6,435,319
11,965 Seagen Inc (2) 2,153,461
18,230 United Therapeutics Corp (2) 4,212,406
Total Biotechnology 14,413,908
Capital Markets - 4.3%
18,770 LPL Financial Holdings Inc 3,940,198
14,961 MSCI Inc 7,201,328
Total Capital Markets 11,141,526
Chemicals - 1.1%
64,506 Avient Corp 2,783,434
Commercial Services & Supplies - 3.4%
22,841 Tetra Tech Inc 3,500,840
39,090 Waste Connections Inc 5,213,433
Total Commercial Services & Supplies 8,714,273
Communications Equipment - 2.8%
37,867 Arista Networks Inc (2) 4,416,428
53,421 Ciena Corp (2) 2,756,524
Total Communications Equipment 7,172,952
Construction & Engineering - 1.2%
37,918 MasTec Inc (2) 2,992,868
Containers & Packaging - 2.2%
29,016 Crown Holdings Inc 2,950,347
122,192 Graphic Packaging Holding Co 2,718,772
Total Containers & Packaging 5,669,119
Electrical Equipment - 1.6%
15,577 Generac Holdings Inc (2) 4,179,309
Electronic Equipment, Instruments & Components - 1.4%
71,653 Cognex Corp 3,652,870

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Entertainment - 0.8%
31,400 World Wrestling Entertainment Inc, Class A $ 2,176,334
Equity Real Estate Investment Trusts (REITs) - 1.2%
16,822 Extra Space Storage Inc 3,188,105
Food Products - 2.4%
27,381 Hershey Co/The 6,241,773
Health Care Equipment & Supplies - 5.1%
67,056 Dexcom Inc (2) 5,503,957
21,595 Insulet Corp (2) 5,351,241
16,801 Penumbra Inc (2) 2,341,723
Total Health Care Equipment & Supplies 13,196,921
Health Care Technology - 2.4%
28,290 Veeva Systems Inc, Class A (2) 6,325,078
Hotels, Restaurants & Leisure - 3.1%
45,507 Caesars Entertainment Inc (2) 2,079,215
29,464 Darden Restaurants Inc 3,667,973
98,171 Six Flags Entertainment Corp (2) 2,225,537
Total Hotels, Restaurants & Leisure 7,972,725
Insurance - 0.7%
6,882 Everest Re Group Ltd 1,798,611
Interactive Media & Services - 1.5%
53,936 Match Group Inc (2) 3,954,048
IT Services - 4.5%
12,100 EPAM Systems Inc (2) 4,225,925
14,960 Gartner Inc (2) 3,971,581
11,300 MongoDB Inc (2) 3,530,911
Total IT Services 11,728,417
Leisure Products - 1.3%
63,948 YETI Holdings Inc (2) 3,246,640
Life Sciences Tools & Services - 7.4%
8,308 Bio-Techne Corp 3,200,906
16,411 Charles River Laboratories International Inc (2) 4,111,612
28,036 IQVIA Holdings Inc (2) 6,736,210
23,324 Repligen Corp (2) 4,976,408
Total Life Sciences Tools & Services 19,025,136
Machinery - 3.0%
18,953 Chart Industries Inc (2) 3,697,541
73,502 Donaldson Co Inc 3,999,244
Total Machinery 7,696,785
Oil, Gas & Consumable Fuels - 4.8%
68,696 Antero Resources Corp (2) 2,723,109
38,429 Cheniere Energy Inc 5,748,210
17,130 Pioneer Natural Resources Co 4,058,954
Total Oil, Gas & Consumable Fuels 12,530,273
Professional Services - 2.3%
31,481 Verisk Analytics Inc 5,989,260

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 5.3%
10,784 Enphase Energy Inc (2) $ 3,064,597
81,111 Microchip Technology Inc 5,585,304
10,992 Monolithic Power Systems Inc 5,108,202
Total Semiconductors & Semiconductor Equipment 13,758,103
Software - 13.5%
17,968 CyberArk Software Ltd (2) 2,338,176
40,274 Datadog Inc, Class A (2) 4,108,351
24,084 Elastic NV (2) 1,924,071
27,194 Five9 Inc (2) 2,940,215
96,687 Jamf Holding Corp (2) 2,363,030
4,868 Palo Alto Networks Inc (2) 2,429,619
39,357 Sprout Social Inc, Class A (2) 2,050,500
19,303 Synopsys Inc (2) 7,093,852
53,073 Trade Desk Inc/The, Class A (2) 2,388,285
10,676 Tyler Technologies Inc (2) 4,259,724
19,576 Zscaler Inc (2) 3,035,454
Total Software 34,931,277
Specialty Retail - 4.8%
32,676 Five Below Inc (2) 4,152,139
3,761 O'Reilly Automotive Inc (2) 2,646,202
14,156 Ulta Beauty Inc (2) 5,505,410
Total Specialty Retail 12,303,751
Textiles, Apparel & Luxury Goods - 1.9%
15,936 Lululemon Athletica Inc (2) 4,948,287
Trading Companies & Distributors - 1.2%
5,820 WW Grainger Inc 3,163,345
Total Long-Term Investments (cost $248,660,789) 256,035,622
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   1.1%
X 2,938,393 REPURCHASE AGREEMENTS - 1.1%
X 2,938,393
$ 2,938 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$2,938,503, collateralized $1,918,800, U.S. Treasury
Inflation Index Government Bonds, 2.500%, due 1/15/29,
value $2,997,226
0.450% 8/01/22 $ 2,938,393
Total Short-Term Investments (cost $2,938,393) 2,938,393
Total Investments (cost $ 251,599,182 ) - 100 .2% 258,974,015
Other Assets Less Liabilities -  (0.1)% (460,984)
Net Assets - 100% $ 258,513,031

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 256,035,622 $ – $ – $ 256,035,622
Short-Term Investments:
Repurchase Agreements – 2,938,393 – 2,938,393
Total
$ 256,035,622 $ 2,938,393 $ – $ 258,974,015
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 457,234,704 COMMON STOCKS - 98.6%
X 457,234,704
Airlines - 1.1%
113,235 Alaska Air Group Inc (2) $ 5,019,708
Banks - 5.0%
59,636 East West Bancorp Inc 4,280,672
169,816 Fifth Third Bancorp 5,794,122
32,459 First Republic Bank/CA 5,281,404
17,199 Signature Bank/New York NY 3,191,618
58,699 Western Alliance Bancorp 4,483,430
Total Banks 23,031,246
Biotechnology - 1.5%
30,352 United Therapeutics Corp (2) 7,013,437
Building Products - 3.0%
160,730 Carrier Global Corp 6,514,387
77,935 Owens Corning 7,227,692
Total Building Products 13,742,079
Capital Markets - 3.3%
70,321 Northern Trust Corp 7,016,629
84,867 Raymond James Financial Inc 8,356,854
Total Capital Markets 15,373,483
Chemicals - 2.5%
49,400 PPG Industries Inc 6,386,926
51,543 Westlake Corp 5,017,196
Total Chemicals 11,404,122
Communications Equipment - 2.6%
125,991 Ciena Corp (2) 6,501,135
63,943 Lumentum Holdings Inc (2) 5,784,284
Total Communications Equipment 12,285,419
Construction Materials - 0.7%
122,194 Summit Materials Inc, Class A (2) 3,361,557
Consumer Finance - 0.8%
102,931 OneMain Holdings Inc 3,829,033
Containers & Packaging - 2.5%
55,405 Crown Holdings Inc 5,633,580
269,710 Graphic Packaging Holding Co 6,001,048
Total Containers & Packaging 11,634,628
Diversified Financial Services - 1.5%
112,277 Voya Financial Inc 6,754,584
Electric Utilities - 4.8%
122,757 Alliant Energy Corp 7,479,584
69,339 American Electric Power Co Inc 6,834,052
196,672 FirstEnergy Corp 8,083,219
Total Electric Utilities 22,396,855

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Electrical Equipment - 1.6%
34,438 Hubbell Inc $ 7,542,611
Electronic Equipment, Instruments & Components - 1.7%
163,960 Avnet Inc 7,848,765
Entertainment - 1.2%
41,015 Take-Two Interactive Software Inc (2) 5,443,921
Equity Real Estate Investment Trusts (REITs) - 11.8%
361,749 Apple Hospitality REIT Inc 6,033,973
27,148 AvalonBay Communities Inc 5,808,043
115,982 EPR Properties 6,240,991
143,088 First Industrial Realty Trust Inc 7,433,422
157,503 Highwoods Properties Inc 5,602,382
190,189 Invitation Homes Inc 7,423,077
205,297 Medical Properties Trust Inc 3,539,320
131,842 National Storage Affiliates Trust 7,230,215
87,121 Regency Centers Corp 5,613,206
Total Equity Real Estate Investment Trusts (REITs) 54,924,629
Food Products - 1.0%
48,367 Bunge Ltd (2) 4,465,725
Health Care Equipment & Supplies - 2.1%
132,181 Envista Holdings Corp (2) 5,373,158
39,896 Zimmer Biomet Holdings Inc 4,404,119
Total Health Care Equipment & Supplies 9,777,277
Health Care Providers & Services - 3.5%
94,478 Centene Corp (2) 8,783,620
215,363 Option Care Health Inc (2) 7,236,197
Total Health Care Providers & Services 16,019,817
Hotels, Restaurants & Leisure - 2.3%
38,211 Darden Restaurants Inc 4,756,887
133,937 Travel + Leisure Co 5,774,024
Total Hotels, Restaurants & Leisure 10,530,911
Household Durables - 1.7%
50,125 DR Horton Inc 3,911,254
23,803 Whirlpool Corp 4,114,824
Total Household Durables 8,026,078
Household Products - 0.7%
45,412 Spectrum Brands Holdings Inc 3,157,951
Insurance - 4.2%
49,438 Allstate Corp 5,782,763
110,790 Hartford Financial Services Group Inc 7,142,631
57,526 Reinsurance Group of America Inc 6,660,360
Total Insurance 19,585,754
IT Services - 1.0%
25,395 VeriSign Inc (2) 4,803,718
Leisure Products - 1.4%
82,187 Brunswick Corp/DE 6,584,822

Shares Description (1) Value
Machinery - 5.3%
35,301 AGCO Corp $ 3,844,985
70,245 Crane Holdings Co 6,949,338
82,867 PACCAR Inc 7,583,988
20,693 Parker-Hannifin Corp 5,982,139
Total Machinery 24,360,450
Metals & Mining - 1.5%
90,095 Steel Dynamics Inc 7,016,599
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
217,522 Starwood Property Trust Inc 5,137,870
Multiline Retail - 0.8%
14,310 Dollar General Corp 3,555,033
Multi-Utilities - 4.1%
99,688 Ameren Corp 9,282,946
303,259 CenterPoint Energy Inc 9,610,278
Total Multi-Utilities 18,893,224
Oil, Gas & Consumable Fuels - 6.7%
163,872 Devon Energy Corp 10,299,355
51,955 Diamondback Energy Inc 6,651,279
157,761 EQT Corp 6,946,217
215,123 Williams Cos Inc/The 7,333,543
Total Oil, Gas & Consumable Fuels 31,230,394
Pharmaceuticals - 1.3%
37,684 Jazz Pharmaceuticals PLC (2) 5,880,965
Road & Rail - 1.8%
84,330 TFI International Inc 8,427,097
Semiconductors & Semiconductor Equipment - 3.3%
84,942 Marvell Technology Inc 4,729,571
51,500 MKS INSTRUMENTS INC 6,087,300
53,170 Wolfspeed Inc (2) 4,429,061
Total Semiconductors & Semiconductor Equipment 15,245,932
Software - 3.1%
43,199 Check Point Software Technologies Ltd (2) 5,382,596
10,775 Roper Technologies Inc 4,705,119
11,434 Synopsys Inc (2) 4,201,995
Total Software 14,289,710
Specialty Retail - 2.7%
39,007 Advance Auto Parts Inc 7,552,535
42,838 AutoNation Inc (2) 5,086,584
Total Specialty Retail 12,639,119
Textiles, Apparel & Luxury Goods - 1.0%
135,610 Tapestry Inc 4,560,564
Thrifts & Mortgage Finance - 0.9%
195,891 Radian Group Inc 4,382,082

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 1.5%
55,206 WESCO International Inc (2) $ 7,057,535
Total Long-Term Investments (cost $372,943,679) 457,234,704
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   1.9%
X 8,654,668 REPURCHASE AGREEMENTS - 1.9%
X 8,654,668
$ 8,655 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$8,654,992, collateralized $5,651,500, U.S. Treasury
Inflation Index Government Bonds, 2.500%, due 1/15/29,
value $8,827,821
0.450% 8/01/22 $ 8,654,668
Total Short-Term Investments (cost $8,654,668) 8,654,668
Total Investments (cost $ 381,598,347 ) - 100 .5% 465,889,372
Other Assets Less Liabilities -  (0.5)% (2,373,759)
Net Assets - 100% $ 463,515,613
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 457,234,704 $ – $ – $ 457,234,704
Short-Term Investments:
Repurchase Agreements – 8,654,668 – 8,654,668
Total
$ 457,234,704 $ 8,654,668 $ – $ 465,889,372
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.6%
X 179,863,223 COMMON STOCKS - 98.6%
X 179,863,223
Aerospace & Defense - 1.1%
141,348 Kratos Defense & Security Solutions Inc (2) $ 2,033,998
Auto Components - 1.2%
32,478 Gentherm Inc (2) 2,096,780
Banks - 2.7%
42,550 Ameris Bancorp 2,012,190
40,372 Preferred Bank/Los Angeles CA 2,935,044
Total Banks 4,947,234
Beverages - 1.7%
29,530 MGP Ingredients Inc 3,105,965
Biotechnology - 5.8%
205,348 Affimed NV (2) 581,135
20,793 Apellis Pharmaceuticals Inc (2) 1,170,230
33,159 Arrowhead Pharmaceuticals Inc (2) 1,410,252
27,199 ChemoCentryx Inc (2) 642,440
28,781 Cytokinetics Inc (2) 1,218,300
40,440 Fate Therapeutics Inc (2) 1,234,633
47,526 Halozyme Therapeutics Inc (2) 2,324,021
16,272 Intellia Therapeutics Inc (2) 1,053,775
87,353 Iovance Biotherapeutics Inc (2) 1,017,663
Total Biotechnology 10,652,449
Capital Markets - 1.2%
22,591 Evercore Inc 2,258,422
Chemicals - 3.5%
45,400 Avient Corp 1,959,010
37,704 Ingevity Corporation (2) 2,529,938
74,878 Livent Corp (2) 1,863,714
Total Chemicals 6,352,662
Commercial Services & Supplies - 4.1%
38,526 Casella Waste Systems Inc, Class A (2) 3,118,680
28,290 Tetra Tech Inc 4,336,008
Total Commercial Services & Supplies 7,454,688
Diversified Consumer Services - 1.1%
136,191 PowerSchool Holdings Inc, Class A (2) 1,962,512
Electrical Equipment - 2.5%
26,911 Atkore Inc (2) 2,671,455
92,590 Bloom Energy Corp, Class A (2) 1,873,096
Total Electrical Equipment 4,544,551
Electronic Equipment, Instruments & Components - 1.3%
44,111 II-VI Inc (2) 2,322,003
Entertainment - 0.9%
24,545 World Wrestling Entertainment Inc, Class A 1,701,214

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Equity Real Estate Investment Trusts (REITs) - 2.6%
18,127 EastGroup Properties Inc $ 3,091,379
216,531 Summit Hotel Properties Inc (2) 1,699,768
Total Equity Real Estate Investment Trusts (REITs) 4,791,147
Health Care Equipment & Supplies - 8.0%
59,832 AtriCure Inc (2) 2,956,299
45,722 Axonics Inc (2) 2,965,986
27,099 Establishment Labs Holdings Inc (2),(3) 1,606,700
25,729 Omnicell Inc (2) 2,833,278
28,084 STAAR Surgical Co (2) 2,266,379
29,940 Tandem Diabetes Care Inc (2) 1,982,327
Total Health Care Equipment & Supplies 14,610,969
Health Care Providers & Services - 7.4%
29,472 Acadia Healthcare Co Inc (2) 2,443,524
37,602 Addus HomeCare Corp (2) 3,489,842
25,214 Ensign Group Inc 2,009,304
52,549 HealthEquity Inc (2) 3,056,775
62,304 Surgery Partners Inc (2) 2,453,531
Total Health Care Providers & Services 13,452,976
Health Care Technology - 1.7%
15,092 Inspire Medical Systems Inc (2) 3,154,077
Hotels, Restaurants & Leisure - 3.5%
152,625 Everi Holdings Inc (2) 2,931,926
38,522 Texas Roadhouse Inc 3,359,889
Total Hotels, Restaurants & Leisure 6,291,815
Household Durables - 1.1%
9,456 TopBuild Corp (2) 2,002,024
Insurance - 2.0%
14,845 Kinsale Capital Group Inc 3,610,452
IT Services - 1.6%
175,917 Verra Mobility Corp (2) 2,900,871
Leisure Products - 1.5%
119,029 Callaway Golf Co (2) 2,731,716
Machinery - 6.3%
19,211 Chart Industries Inc (2) 3,747,874
35,998 ESCO Technologies Inc 2,791,645
98,175 Shyft Group Inc 2,546,659
42,038 SPX Corp (2) 2,485,707
Total Machinery 11,571,885
Media - 0.9%
206,507 Magnite Inc (2) 1,577,714
Multiline Retail - 1.1%
34,578 Ollie's Bargain Outlet Holdings Inc (2) 2,038,373

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 4.8%
89,907 Delek US Holdings Inc $ 2,396,921
71,639 Matador Resources Co 4,139,301
75,108 Northern Oil and Gas Inc 2,165,364
Total Oil, Gas & Consumable Fuels 8,701,586
Personal Products - 3.0%
101,211 BellRing Brands Inc (2) 2,443,234
88,716 elf Beauty Inc (2) 2,974,647
Total Personal Products 5,417,881
Pharmaceuticals - 2.4%
24,063 Intra-Cellular Therapies Inc (2) 1,302,290
54,445 Pacira BioSciences Inc (2) 3,079,409
Total Pharmaceuticals 4,381,699
Professional Services - 1.3%
24,684 ICF International Inc 2,328,935
Road & Rail - 1.7%
12,789 Saia Inc (2) 3,041,864
Semiconductors & Semiconductor Equipment - 7.1%
76,444 Lattice Semiconductor Corp (2) 4,701,306
72,661 MACOM Technology Solutions Holdings Inc (2) 4,209,978
27,902 Silicon Laboratories Inc (2) 4,114,987
Total Semiconductors & Semiconductor Equipment 13,026,271
Software - 10.1%
38,601 Blackline Inc (2) 2,440,355
35,861 CommVault Systems Inc (2) 2,011,444
12,010 CyberArk Software Ltd (2) 1,562,861
42,038 Envestnet Inc (2) 2,449,554
79,327 Jamf Holding Corp (2) 1,938,752
39,763 Q2 Holdings Inc (2) 1,745,596
35,540 Sprout Social Inc, Class A (2) 1,851,634
66,805 Tenable Holdings Inc (2) 2,582,013
591,081 Videopropulsion Inc (2),(4) 591
29,488 Workiva Inc (2) 1,931,464
Total Software 18,514,264
Specialty Retail - 0.9%
26,688 Boot Barn Holdings Inc (2) 1,662,662
Textiles, Apparel & Luxury Goods - 1.1%
64,427 Steven Madden Ltd 2,042,336

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 1.4%
25,641 Applied Industrial Technologies Inc $ 2,579,228
Total Long-Term Investments (cost $159,505,728) 179,863,223
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  0.9%
X 1,598,174 MONEY MARKET FUNDS - 0.9%
X 1,598,174
1,598,174 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
2.300%(6) $ 1,598,174
Total Investments Purchased with Collateral from Securities Lending (cost $1,598,174) 1,598,174
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   1.7%
3,151,948 REPURCHASE AGREEMENTS - 1.7%
3,151,948
$ 3,152 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$3,152,066, collateralized $2,058,300, U.S. Treasury
Inflation Index Government Bonds, 2.500%, due 1/15/29,
value $3,215,129
0.450% 8/01/22 $ 3,151,948
Total Short-Term Investments (cost $3,151,948) 3,151,948
Total Investments (cost $ 164,255,850 ) - 101 .2% 184,613,345
Other Assets Less Liabilities -  (1.2)% (2,123,573)
Net Assets - 100% $ 182,489,772
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 179,862,632 $ – $ 591 $ 179,863,223
Investments Purchased with Collateral from
Securities Lending 1,598,174 – – 1,598,174
Short-Term Investments:
Repurchase Agreements – 3,151,948 – 3,151,948
Total
$ 181,460,806 $ 3,151,948 $ 591 $ 184,613,345
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,590,632.
(4) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen Small Cap Select Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.5%
X 117,012,993 COMMON STOCKS - 98.9%
X 117,012,993
Aerospace & Defense - 1.0%
85,885 Kratos Defense & Security Solutions Inc (2) $ 1,235,885
Auto Components - 1.3%
93,281 Dana Inc 1,563,390
Banks - 10.0%
40,207 Banner Corp 2,492,432
69,345 Home BancShares Inc/AR 1,636,542
42,423 PacWest Bancorp 1,189,116
18,967 Pinnacle Financial Partners Inc 1,500,290
23,994 Preferred Bank/Los Angeles CA 1,744,364
32,338 Veritex Holdings Inc 1,000,538
26,458 Wintrust Financial Corp 2,276,446
Total Banks 11,839,728
Beverages - 1.7%
18,649 MGP Ingredients Inc 1,961,502
Biotechnology - 3.1%
7,780 Apellis Pharmaceuticals Inc (2) 437,858
11,850 Arrowhead Pharmaceuticals Inc (2) 503,981
16,743 ChemoCentryx Inc (2) 395,470
8,016 Cytokinetics Inc (2) 339,317
15,476 Fate Therapeutics Inc (2) 472,482
17,508 Halozyme Therapeutics Inc (2) 856,141
9,435 Intellia Therapeutics Inc (2) 611,011
Total Biotechnology 3,616,260
Capital Markets - 2.9%
13,999 Evercore Inc 1,399,480
15,934 Piper Sandler Cos 2,010,871
Total Capital Markets 3,410,351
Chemicals - 1.2%
33,359 Avient Corp 1,439,441
Construction & Engineering - 3.0%
18,457 Comfort Systems USA Inc 1,950,166
16,677 MYR Group Inc (2) 1,588,151
Total Construction & Engineering 3,538,317
Construction Materials - 1.3%
56,306 Summit Materials Inc, Class A (2) 1,548,978
Consumer Finance - 0.8%
21,765 Regional Management Corp 892,365
Containers & Packaging - 1.1%
28,943 Silgan Holdings Inc 1,287,964
Diversified Consumer Services - 0.7%
61,813 PowerSchool Holdings Inc, Class A (2) 890,725

Shares Description (1) Value
Electrical Equipment - 2.0%
54,362 Bloom Energy Corp, Class A (2) $ 1,099,743
9,676 Regal Rexnord Corp 1,299,487
Total Electrical Equipment 2,399,230
Electronic Equipment, Instruments & Components - 1.2%
106,183 TTM Technologies Inc (2) 1,436,656
Equity Real Estate Investment Trusts - 2.1%
106,988 Brandywine Realty Trust 1,000,338
44,752 STAG Industrial Inc 1,466,970
Total Equity Real Estate Investment Trusts 2,467,308
Equity Real Estate Investment Trusts (REITs) - 2.7%
10,296 EastGroup Properties Inc 1,755,880
38,827 Industrial Logistics Properties Trust 389,435
135,892 Summit Hotel Properties Inc (2) 1,066,752
Total Equity Real Estate Investment Trusts (REITs) 3,212,067
Gas Utilities - 1.8%
27,576 Spire Inc 2,074,818
Health Care Equipment & Supplies - 6.2%
29,718 AtriCure Inc (2) 1,468,366
30,280 Axonics Inc (2) 1,964,264
20,410 Establishment Labs Holdings Inc (2),(3) 1,210,109
15,195 Omnicell Inc (2) 1,673,273
16,042 Tandem Diabetes Care Inc (2) 1,062,141
Total Health Care Equipment & Supplies 7,378,153
Health Care Providers & Services - 7.4%
17,665 Acadia Healthcare Co Inc (2) 1,464,605
30,755 HealthEquity Inc (2) 1,789,018
51,641 Option Care Health Inc (2) 1,735,138
40,856 Select Medical Holdings Corp 1,210,155
28,820 Surgery Partners Inc (2) 1,134,931
20,883 Tenet Healthcare Corp (2) 1,380,784
Total Health Care Providers & Services 8,714,631
Hotels, Restaurants & Leisure - 3.2%
89,787 Everi Holdings Inc (2) 1,724,808
23,176 Texas Roadhouse Inc 2,021,411
Total Hotels, Restaurants & Leisure 3,746,219
Interactive Media & Services - 1.2%
17,603 Ziff Davis Inc (2) 1,441,510
IT Services - 1.4%
102,491 Verra Mobility Corp (2) 1,690,077
Leisure Products - 1.5%
75,623 Callaway Golf Co (2) 1,735,548
Machinery - 5.5%
15,034 EnPro Industries Inc 1,405,378
23,350 ESCO Technologies Inc 1,810,792
57,303 Shyft Group Inc 1,486,440
30,974 SPX Corp (2) 1,831,493
Total Machinery 6,534,103

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Marine - 1.4%
25,744 Kirby Corp (2) $ 1,633,199
Media - 0.9%
139,917 Magnite Inc (2) 1,068,966
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
107,482 Ladder Capital Corp 1,276,886
Multiline Retail - 1.3%
25,232 Ollie's Bargain Outlet Holdings Inc (2) 1,487,427
Multi-Utilities - 1.9%
29,574 Black Hills Corp 2,283,113
Oil, Gas & Consumable Fuels - 5.7%
52,580 Delek US Holdings Inc 1,401,783
35,073 Matador Resources Co 2,026,518
70,358 Northern Oil and Gas Inc 2,028,421
63,576 Peabody Energy Corp (2) 1,334,460
Total Oil, Gas & Consumable Fuels 6,791,182
Personal Products - 2.8%
61,028 BellRing Brands Inc (2) 1,473,216
55,363 elf Beauty Inc (2) 1,856,321
Total Personal Products 3,329,537
Pharmaceuticals - 2.5%
8,616 Intra-Cellular Therapies Inc (2) 466,298
26,180 Pacira BioSciences Inc (2) 1,480,741
17,528 Prestige Consumer Healthcare Inc (2) 1,057,114
Total Pharmaceuticals 3,004,153
Professional Services - 3.2%
18,198 ASGN Inc (2) 1,888,224
19,591 ICF International Inc 1,848,411
Total Professional Services 3,736,635
Semiconductors & Semiconductor Equipment - 4.0%
24,411 Lattice Semiconductor Corp (2) 1,501,276
27,308 MACOM Technology Solutions Holdings Inc (2) 1,582,226
11,596 Silicon Laboratories Inc (2) 1,710,178
Total Semiconductors & Semiconductor Equipment 4,793,680
Software - 5.6%
26,512 CommVault Systems Inc (2) 1,487,058
8,260 CyberArk Software Ltd (2) 1,074,874
49,595 Jamf Holding Corp (2) 1,212,102
43,397 Tenable Holdings Inc (2) 1,677,294
17,635 Workiva Inc (2) 1,155,092
Total Software 6,606,420
Textiles, Apparel & Luxury Goods - 1.2%
44,096 Steven Madden Ltd 1,397,843

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Trading Companies & Distributors - 3.0%
16,527 Applied Industrial Technologies Inc $ 1,662,451
162,330 MRC Global Inc (2) 1,886,275
Total Trading Companies & Distributors 3,548,726
Total Common Stocks (cost $105,009,184) 117,012,993
Shares Description (1) Value
X 654,394 EXCHANGE-TRADED FUNDS - 0.6%
X 654,394
8,066 SPDR S&P Biotech ETF (2),(3) $ 654,394
Total Exchange-Traded Funds (cost $673,879) 654,394
Total Long-Term Investments (cost $105,683,063) 117,667,387
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -  1.6%
1,876,722 MONEY MARKET FUNDS - 1.6%
X 1,876,722
1,876,722 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
2.300%(5) $ 1,876,722
Total Investments Purchased with Collateral from Securities Lending (cost $1,876,722) $ 1,876,722
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   0.8%
947,744 REPURCHASE AGREEMENTS - 0.8%
X 947,744
$ 948 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price $947,780,
collateralized $618,900, U.S. Treasury Inflation Index
Government Bonds, 2.500%, due 1/15/29, value
$966,741
0.450% 8/01/22 $ 947,744
Total Short-Term Investments (cost $947,744) 947,744
Total Investments (cost $ 108,507,529 ) - 101 .9% 120,491,853
Other Assets Less Liabilities -  (1.9)% (2,229,212)
Net Assets - 100% $ 118,262,641

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 117,012,993 $ – $ – $ 117,012,993
Exchange-Traded Funds 654,394 – – 654,394
Investments Purchased with Collateral from
Securities Lending 1,876,722 – – 1,876,722
Short-Term Investments:
Repurchase Agreements – 947,744 – 947,744
Total
$ 119,544,109 $ 947,744 $ – $ 120,491,853
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,845,778.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Small Cap Value Fund
Portfolio of Investments July 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.7%
X 582,924,139 COMMON STOCKS - 98.7%
X 582,924,139
Aerospace & Defense - 1.3%
184,714 Parsons Corp (2) $ 7,985,186
Air Freight & Logistics - 1.7%
320,564 Air Transport Services Group Inc (2) 10,046,476
Auto Components - 1.0%
343,059 Dana Inc 5,749,669
Banks - 16.6%
177,294 Ameris Bancorp 8,384,233
186,517 Banner Corp 11,562,189
211,151 Cathay General Bancorp 8,804,997
323,065 ConnectOne Bancorp Inc 8,541,839
252,039 First Interstate BancSystem Inc, Class A 10,278,150
193,047 First Merchants Corp 8,017,242
203,428 Heartland Financial USA Inc 9,133,917
338,983 OceanFirst Financial Corp 6,969,490
109,235 Pinnacle Financial Partners Inc 8,640,489
137,770 Preferred Bank/Los Angeles CA 10,015,879
92,577 Wintrust Financial Corp 7,965,325
Total Banks 98,313,750
Biotechnology - 2.0%
36,102 United Therapeutics Corp (2) 8,342,089
305,500 Vanda Pharmaceuticals Inc (2) 3,293,290
Total Biotechnology 11,635,379
Building Products - 1.3%
331,093 Resideo Technologies Inc (2) 7,452,903
Capital Markets - 2.5%
182,698 Federated Hermes Inc 6,231,829
67,713 Piper Sandler Cos 8,545,380
Total Capital Markets 14,777,209
Chemicals - 4.0%
83,436 Cabot Corp 6,195,957
704,471 Ecovyst Inc 7,206,738
111,776 Minerals Technologies Inc 7,467,755
184,439 Tronox Holdings PLC, Class A 2,879,093
Total Chemicals 23,749,543
Commercial Services & Supplies - 3.6%
257,828 Deluxe Corp 6,481,796
233,316 MillerKnoll Inc 7,025,145
221,589 SP Plus Corp (2) 7,591,639
Total Commercial Services & Supplies 21,098,580
Construction & Engineering - 1.1%
55,439 EMCOR Group Inc 6,451,436

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Shares Description (1) Value
Construction Materials - 0.6%
122,783 Summit Materials Inc, Class A (2) $ 3,377,760
Consumer Finance - 0.6%
91,157 OneMain Holdings Inc 3,391,040
Electric Utilities - 1.9%
159,577 Otter Tail Corp 11,213,476
Electrical Equipment - 1.2%
202,997 nVent Electric PLC 7,167,824
Electronic Equipment, Instruments & Components - 3.0%
181,135 Avnet Inc 8,670,932
419,036 TTM Technologies Inc (2) 5,669,557
173,442 Vishay Intertechnology Inc 3,583,312
Total Electronic Equipment, Instruments & Components 17,923,801
Energy Equipment & Services - 1.0%
278,909 ChampionX Corp 5,826,409
Equity Real Estate Investment Trusts - 0.7%
121,001 STAG Industrial Inc 3,966,413
Equity Real Estate Investment Trusts (REITs) - 7.8%
80,483 Centerspace 6,912,685
104,762 EPR Properties 5,637,243
640,722 Global Medical REIT Inc 7,803,994
754,533 LXP Industrial Trust 8,277,227
570,670 RLJ Lodging Trust 7,127,668
565,073 RPT Realty 6,142,344
526,095 Summit Hotel Properties Inc (2) 4,129,846
Total Equity Real Estate Investment Trusts (REITs) 46,031,007
Food Products - 1.1%
291,689 Hostess Brands Inc (2) 6,598,005
Gas Utilities - 3.3%
104,171 ONE Gas Inc 8,848,285
141,041 Spire Inc 10,611,925
Total Gas Utilities 19,460,210
Health Care Equipment & Supplies - 1.8%
102,697 Enovis Corp (2) 6,133,065
87,510 NuVasive Inc (2) 4,596,025
Total Health Care Equipment & Supplies 10,729,090
Health Care Providers & Services - 3.1%
98,598 Acadia Healthcare Co Inc (2) 8,174,760
306,160 Option Care Health Inc (2) 10,286,976
Total Health Care Providers & Services 18,461,736
Hotels, Restaurants & Leisure - 2.8%
96,805 Dine Brands Global Inc 6,903,165
48,400 Marriott Vacations Worldwide Corp 6,626,928
122,479 Six Flags Entertainment Corp (2) 2,776,599
Total Hotels, Restaurants & Leisure 16,306,692

Shares Description (1) Value
Household Durables - 1.7%
237,322 La-Z-Boy Inc $ 6,614,164
72,431 M/I Homes Inc (2) 3,332,551
Total Household Durables 9,946,715
Household Products - 0.7%
57,908 Spectrum Brands Holdings Inc 4,026,922
Insurance - 2.8%
242,561 American Equity Investment Life Holding Co 9,110,591
307,552 James River Group Holdings Ltd 7,307,436
Total Insurance 16,418,027
Interactive Media & Services - 0.8%
55,266 Ziff Davis Inc (2) 4,525,733
IT Services - 1.3%
365,644 TaskUS Inc, Class A (2) 7,689,493
Leisure Products - 1.8%
42,544 Brunswick Corp/DE 3,408,625
324,401 Callaway Golf Co (2) 7,445,003
Total Leisure Products 10,853,628
Machinery - 1.5%
189,876 Hillenbrand Inc 8,772,271
Metals & Mining - 1.3%
201,284 Commercial Metals Co 7,974,872
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
644,540 Ladder Capital Corp 7,657,135
Multi-Utilities - 2.0%
151,430 Black Hills Corp 11,690,396
Oil, Gas & Consumable Fuels - 6.5%
364,995 Brigham Minerals Inc, Class A 9,690,617
542,075 CNX Resources Corp (2) 9,361,635
191,912 Excelerate Energy Inc, Class A (2) 4,248,932
318,380 Magnolia Oil & Gas Corp, Class A 7,682,509
252,261 Northern Oil and Gas Inc 7,272,685
Total Oil, Gas & Consumable Fuels 38,256,378
Pharmaceuticals - 0.5%
48,420 Prestige Consumer Healthcare Inc (2) 2,920,210
Professional Services - 1.5%
139,589 Korn Ferry 9,144,475
Real Estate Management & Development - 1.2%
347,852 Kennedy-Wilson Holdings Inc 7,186,622
Road & Rail - 1.3%
308,720 Schneider National Inc, Class B 7,819,878

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 1.7%
126,438 Ultra Clean Holdings Inc (2) $ 4,248,317
254,356 Veeco Instruments Inc (2) 5,544,961
Total Semiconductors & Semiconductor Equipment 9,793,278
Software - 1.2%
156,544 Verint Systems Inc (2) 7,149,365
Specialty Retail - 1.7%
67,208 Genesco Inc (2) 3,767,008
34,425 Group 1 Automotive Inc 6,090,471
Total Specialty Retail 9,857,479
Technology Hardware, Storage & Peripherals - 0.7%
216,652 Stratasys Ltd (2) 4,460,865
Thrifts & Mortgage Finance - 1.8%
388,700 Radian Group Inc 8,695,219
43,419 WSFS Financial Corp 2,071,955
Total Thrifts & Mortgage Finance 10,767,174
Trading Companies & Distributors - 1.4%
64,922 WESCO International Inc (2) 8,299,629
Total Long-Term Investments (cost $489,573,717) 582,924,139
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -   1.2%
X 7,023,890 REPURCHASE AGREEMENTS - 1.2%
X 7,023,890
$ 7,024 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 7/29/22, repurchase price
$7,024,153, collateralized $4,586,600, U.S. Treasury
Inflation Index Government Bonds, 2.500%, due 1/15/29,
value $7,164,414
0.450% 8/01/22 $ 7,023,890
Total Short-Term Investments (cost $7,023,890) 7,023,890
Total Investments (cost $ 496,597,607 ) - 99 .9% 589,948,029
Other Assets Less Liabilities -  0.1% 839,666
Net Assets - 100% $ 590,787,695

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 582,924,139 $ – $ – $ 582,924,139
Short-Term Investments:
Repurchase Agreements – 7,023,890 – 7,023,890
Total
$ 582,924,139 $ 7,023,890 $ – $ 589,948,029
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust